Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000256918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Enhanced Dividend and Income ETF - NAV Return
Average Annual Return, Percent		23.15%	14.21%	12.96%
C000264329 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Active Core Bond ETF - NAV Return
Average Annual Return, Percent		0.99%	1.13%	1.78%
C000264330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Core Plus ETF - NAV Return
Average Annual Return, Percent		2.16%	1.58%	3.19%
C000264331 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Municipal Intermediate ETF - NAV Return
Average Annual Return, Percent		2.90%	0.74%	1.81%
C000264332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Municipal Opportunities ETF - NAV Return
Average Annual Return, Percent		5.29%	0.77%	2.45%
C000264333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		BNY Mellon Municipal Short Duration ETF - NAV Return
Average Annual Return, Percent		2.14%	1.70%	1.51%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Average Annual Return, Percent		19.77%	12.10%	15.13%
Dow Jones U S Select DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select Dividend™ Index
Average Annual Return, Percent	[1]	19.19%	10.80%	10.87%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (broad-based index)
Average Annual Return, Percent	[2]	1.89%	(0.29%)	1.40%
Bloomberg U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Credit Bond Index (broad‑based index)
Average Annual Return, Percent	[3]	1.51%	(0.51%)	1.44%
Bloomberg U S Intermediate Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government/Credit Index
Average Annual Return, Percent	[3]	1.80%	1.05%	1.90%
Bloomberg U S Intermediate Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent	[4]	2.36%	1.61%	2.61%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[5],[6],[7]	4.12%	0.54%	1.91%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index (broad‑based index)
Average Annual Return, Percent	[8],[9]	4.16%	0.79%	2.01%
Bloomberg Municipal 3 15 Years Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 3-15 Years Blend Index
Average Annual Return, Percent	[7]	2.72%	0.81%	1.94%
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Average Annual Return, Percent	[10]	2.75%	0.83%	1.90%
Bloomberg Municipal 1 3 Years Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-3 Years Index
Average Annual Return, Percent	[5]	2.13%	1.62%	1.65%
S And P Municipal Bond Investment Grade Short Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Short Index
Average Annual Return, Percent	[9]	2.23%	1.75%	1.66%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[11]	29.72%	11.84%	11.76%

[1]	The Dow Jones US Select Dividend Index was the performance benchmark of BNY Mellon Income Stock Fund, the Predecessor Fund. Performance of the index will not be shown in the future.
[2]
Effective January 12, 2026, the date shares of the Fund began trading on NYSE Arca, Inc., the Fund’s broad-based benchmark will be the Bloomberg U.S. Aggregate Bond Index. Additionally, effective January 12, 2026, the Fund will no longer use the Bloomberg U.S. Intermediate Government/Credit Index as a performance-based benchmark. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate performance comparison given the Fund’s investment strategy and Insight North America LLC’s investment process.

[3]	Performance of the indices will not be shown in the future.
[4]	Effective January 12, 2026, the date shares of the Fund began trading on NYSE Arca, Inc., the Fund will no longer use the Bloomberg U.S. Intermediate Credit Index as a performance-based benchmark. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate performance comparison given the Fund’s investment strategy and Insight North America LLC’s investment process. Performance of the index will not be shown in the future.
[5]
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 1-3 Years Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

[6]
Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark will be the Bloomberg U.S. Municipal Bond Index. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg index is a more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.

[7]	Effective January 12, 2026, the date shares of the Fund began trading on The Nasdaq Stock Market LLC, the Fund’s broad-based benchmark and performance-based benchmark will be the Bloomberg U.S. Municipal Bond Index and Bloomberg Municipal 3-15 Years Blend Index, respectively. Insight North America LLC, the Fund’s sub-adviser, believes the Bloomberg indexes are more appropriate comparisons given the Fund’s investment strategy and Insight North America LLC’s investment process.
[8]	Performance of the index will not be shown in the future.
[9]	Performance of the indices will not be shown in the future.
[10]	Performance of the indices will not be shown in the future.
[11]	Effective December 8, 2025, the Russell 1000® Value Index was added as the Fund’s performance benchmark.